Trade Payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
Schedule of Trade Payables
	December 31, 2025	June 30, 2025
	RM	RM
Current
Trade payables
- Third parties	4,050	9,220,900
- Related parties	-	-
	4,050	9,220,900